Accounting principles - Going concern (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Accounting Principles
Cash and cash equivalents	€ 10,147	€ 26,918	€ 31,240	€ 86,736
Bank overdrafts inclusive of cash and cash equivalents	€ 1,338